Operating Expenses - Schedule of Information about Employees (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information of employees [Line Items]
Total	80	96	201
General and administrative
Disclosure of information of employees [Line Items]
Total	39	40	57
Research and development
Disclosure of information of employees [Line Items]
Total	41	56	144